Deposits	12 Months Ended
Mar. 31, 2011
Deposits
Deposits

9.    DEPOSITS

The balances of time deposits, including certificates of deposit ("CDs"), issued in amounts of ¥10 million (approximately US$121 thousand at the Federal Reserve Bank of New York's noon buying rate on March 31, 2011) or more with respect to domestic deposits and issued in amounts of US$100,000 or more with respect to foreign deposits were ¥27,253,035 million and ¥14,411,085 million, respectively, at March 31, 2010, and ¥26,960,090 million and ¥13,898,728 million, respectively, at March 31, 2011.

The maturity information at March 31, 2011 for domestic and foreign time deposits, including CDs, is summarized as follows:

	Domestic	Foreign
	(in millions)
Due in one year or less	¥35,704,148	¥13,812,257
Due after one year through two years	6,427,398	247,805
Due after two years through three years	3,051,730	135,808
Due after three years through four years	676,089	32,901
Due after four years through five years	814,135	35,665
Due after five years	110,927	27,508

Total	¥46,784,427	¥14,291,944